Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of trade and other receivables

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$

IVA tax receivable	1,371,200	1,009,003	328,203
HST receivable	40,999	58,928	20,888
Other receivables	5,557	10,863	6,380
	1,417,756	1,078,794	355,471